Goodwill and Other Intangible Assets Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
Schedule of Goodwill [Table Text Block]
The following is a rollforward of our goodwill balance by global reportable segment:

(in millions)	Cardiovascular	Rhythm Management	MedSurg	Total
Balance as of December 31, 2010	$4,372	$2,342	$3,472	$10,186
Purchase price adjustments	(3)	(2)	11	6
Goodwill acquired	173	18	75	266
Goodwill written off	—	(697)	—	(697)
Balance as of December 31, 2011	$4,542	$1,661	$3,558	$9,761
Purchase price adjustments	—	(1)	—	(1)
Goodwill acquired	186	327	50	563
Goodwill written off	(1,479)	(1,410)	(1,461)	(4,350)
Balance as of December 31, 2012	$3,249	$577	$2,147	$5,973
The following is a rollforward of our goodwill balance by reportable segment:

(in millions)	United States	EMEA	Japan	Inter-Continental	Total
Balance as of December 31, 2010	$5,189	$3,915	$551	$531	$10,186
Purchase price adjustments	14	(10)	2		6
Goodwill acquired	161	99	1	5	266
Goodwill written off	(697)				(697)
Balance as of December 31, 2011	$4,667	$4,004	$554	$536	$9,761
Purchase price adjustments	(2)	—	—	1	(1)
Goodwill acquired	292	154	31	86	563
Goodwill written off	(748)	(3,602)	—		(4,350)
Balance as of December 31, 2012	$4,209	$556	$585	$623	$5,973

Description of unobservable inputs used in Level 3 fair value measurements [Table Text Block]
The recurring Level 3 fair value measurements of our contingent consideration liability include the following significant unobservable inputs:

Contingent Consideration Liability	Fair Value as of December 31, 2012	Valuation Technique	Unobservable Input	Range
R&D, Regulatory and Commercialization-based Milestones	$212 million	Probability Weighted Discounted Cash Flow	Discount Rate	0.9% - 2.4%
			Probability of Payment	0% - 95%
			Projected Year of Payment	2013 - 2017
Revenue-based Payments	$218 million	Discounted Cash Flow	Discount Rate	12% - 18%
			Probability of Payment	65% - 100%
			Projected Year of Payment	2013 - 2018
	$233 million	Monte Carlo	Revenue Volatility	15% - 29%
			Risk Free Rate	LIBOR Term Structure
			Projected Year of Payment	2013-2018
The nonrecurring Level 3 fair value measurements of the impairment charges taken in the second quarter of 2012 included the following significant unobservable inputs:

Intangible Asset	Fair Value as of April 1, 2012	Valuation Technique	Unobservable Input	Range
In-Process R&D	$184 million	Income Approach - Excess Earnings Method	Discount Rate	20%
The nonrecurring Level 3 fair value measurements of the impairment charges taken in the third quarter of 2012 included the following significant unobservable inputs:

Intangible Asset	Fair Value as of July 1, 2012	Valuation Technique	Unobservable Input	Range
In-Process R&D	$26 million	Income Approach - Excess Earnings Method	Discount Rate	20%-25%

Schedule of Impaired Intangible Assets [Table Text Block]

	Year Ended December 31,
(in millions)	2012	2011	2010
Technology-related		$9	$65
Purchased research and development	$142	12	—
	$142	$21	$65

Schedule of Intangible Assets and Goodwill [Table Text Block]

	As of December 31, 2012		As of December 31, 2011
	Gross Carrying	Accumulated Amortization/	Gross Carrying	Accumulated Amortization/
(in millions)	Amount	Write-offs	Amount	Write-offs
Amortizable intangible assets
Technology-related	$8,020	$(3,005)	$7,823	$(2,734)
Patents	559	(352)	539	(331)
Other intangible assets	810	(428)	808	(376)
	$9,389	$(3,785)	$9,170	$(3,441)
Unamortizable intangible assets
Goodwill	$15,450	$(9,477)	$14,888	$(5,127)
Technology-related	242		242
	$15,692	$(9,477)	$15,130	$(5,127)

Schedule of Expected Amortization Expense [Table Text Block]

Estimated Amortization Expense
Fiscal Year	(in millions)

2013	$407
2014	424
2015	429
2016	428
2017	417

Asset Impairment Charges [Text Block]
The following is a rollforward of accumulated goodwill write-offs by global reportable segment:

(in millions)	Cardiovascular	Rhythm Management	MedSurg	Total
Accumulated write-offs as of December 31, 2010	$—	$(4,430)	$—	(4,430)
Goodwill written off	—	(697)	—	(697)
Accumulated write-offs as of December 31, 2011	$—	$(5,127)	—	$(5,127)
Goodwill written off	(1,479)	(1,410)	(1,461)	(4,350)
Accumulated write-offs as of December 31, 2012	$(1,479)	$(6,537)	$(1,461)	$(9,477)
The following is a rollforward of accumulated goodwill write-offs by reportable segment:

	United			Inter-
(in millions)	States	EMEA	Japan	Continental	Total
Accumulated write-offs as of December 31, 2010	$(4,430)				$(4,430)
Goodwill written off	(697)				(697)
Accumulated write-offs as of December 31, 2011	$(5,127)				$(5,127)
Goodwill written off	(748)	(3,602)			(4,350)
Accumulated write-offs as of December 31, 2012	$(5,875)	$(3,602)			$(9,477)